COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices

Year ending December 31	Wafer (Piece in Million)	Polysilicon (Metric Ton)
2015	625	3,960
2016	625	2,650
2017	625	2,650
2018	625	2,650
2019	625	2,650
Thereafter	625	2,650
Total	3,750	17,210

Year ending December 31	$million
2015	41.0
2016	34.4
2017	32.8
2018	32.0
Thereafter	—
Total	140.2

Schedule of future minimum lease payments
Year ending December 31	$
2015	2,900,899
2016	1,723,674
2017	1,089,066
2018	640,595
2019	438,590
Thereafter	5,883,924
Total	12,676,748

Trina China | Changzhou Youze S&T Co., Ltd.
Schedule of the materials purchase commitment based on the latest negotiated actual purchase prices
(Megawatts)
2015	500
2016	600
Thereafter	—
Total	1,100